Accrued Expenses and Other Current Liabilities (Tables)	11 Months Ended
Dec. 31, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following (in thousands):

December 31, 2024
Accrued employee compensation and benefits	$2,041
Accrued professional and consulting	221
Accrued research and development	1,084
Total	$3,346